
[Logo - American Funds/(R)/]                        The right choice for the long term/(R)/

The Growth Fund
of America/(R)/

CLASS    TICKER   F-1....  GFAFX    529-C..  CGFCX
A......  AGTHX    F-2....  GFFFX    529-E..  CGFEX
B......  AGRBX    529-A..  CGFAX    529-F-1  CGFFX
C......  GFACX    529-B..  CGFBX

SUMMARY
PROSPECTUS

November 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED NOVEMBER 1, 2009, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 31 of the prospectus and on page 56 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------SHARE CLASSES--------------
                                                                      F-1, F-2
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  5.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------
                                       A       B       C      F-1       F-2
-------------------------------------------------------------------------------
 Management fees                     0.28%   0.28%   0.28%   0.28%     0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.24    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.24    0.22    0.22    0.16      0.18
-------------------------------------------------------------------------------
 Total annual fund operating         0.76    1.50    1.50    0.69      0.46
 expenses

                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.28%   0.28%   0.28%   0.28%     0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.20    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.29    0.30    0.30    0.29      0.29
-------------------------------------------------------------------------------
 Total annual fund operating         0.77    1.58    1.58    1.07      0.57
 expenses

                                       1

The Growth Fund of America / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 A                                $648    $804    $  973     $1,463
---------------------------------------------------------------------
 B                                 653     874     1,018      1,590
---------------------------------------------------------------------
 C                                 253     474       818      1,791
---------------------------------------------------------------------
 F-1                                70     221       384        859
---------------------------------------------------------------------
 F-2                                47     148       258        579
---------------------------------------------------------------------
 529-A                             669     846     1,037      1,579
---------------------------------------------------------------------
 529-B                             680     938     1,117      1,762
---------------------------------------------------------------------
 529-C                             280     538       917      1,978
---------------------------------------------------------------------
 529-E                             129     380       648      1,408
---------------------------------------------------------------------
 529-F-1                            78     222       377        820

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 B                                $153    $474     $818      $1,590
---------------------------------------------------------------------
 C                                 153     474      818       1,791
---------------------------------------------------------------------
 529-B                             180     538      917       1,762
---------------------------------------------------------------------
 529-C                             180     538      917       1,978
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 38%
of the average value of its portfolio.

                                       2

                                The Growth Fund of America / Summary prospectus

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       3

The Growth Fund of America / Summary prospectus


Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance.
This information provides some indication of the risks of investing in the fund.
Past results (before and after taxes) are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]
1999            45.70
2000             7.49
2001           -12.28
2002           -22.02
2003            32.90
2004            11.95
2005            14.23
2006            10.94
2007            10.95
2008           -39.07
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            25.10%  (quarter ended December 31, 1999)
LOWEST            -23.11%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
27.05%.

                                       4

                                The Growth Fund of America / Summary prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------
 A - Before taxes              12/1/73          -42.57%  -2.00%    2.55%      13.03%
   - After taxes on distributions               -42.67   -2.40     1.82         N/A
   - After taxes on distributions and sale of   -27.54   -1.53     2.16         N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------
 B                               3/15/00      -42.55%  -1.93%     -2.61%
--------------------------------------------------------------------------
 C                               3/15/01      -40.17   -1.63      -0.98
--------------------------------------------------------------------------
 F-1                             3/15/01      -39.07   -0.83      -0.18
--------------------------------------------------------------------------
 529-A                           2/15/02      -42.60   -2.04      -0.29
--------------------------------------------------------------------------
 529-B                           2/15/02      -42.61   -2.06      -0.29
--------------------------------------------------------------------------
 529-C                           2/15/02      -40.21   -1.70      -0.29
--------------------------------------------------------------------------
 529-E                           3/1/02       -39.28   -1.19       0.03
--------------------------------------------------------------------------
 529-F-1                         9/16/02      -38.98   -0.77       4.05

 INDEXES (before taxes)          1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------
 S&P 500/1/                      -36.99%  -2.19%    -1.38%      10.05%

1  Standard & Poor's 500 Composite Index (S&P 500) reflects the market sectors in which the fund primarily invests. See the fund's prospectus for more information on the index listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

The Growth Fund of America / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 DONNALISA BARNUM              8 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 GORDON CRAWFORD              18 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JAMES E. DRASDO              24 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 J. BLAIR FRANK                8 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 GREGG E. IRELAND              5 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 MICHAEL T. KERR              11 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 RONALD B. MORROW              5 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 DONALD D. O'NEAL             16 years         Senior Vice President -
 President                                     Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JAMES F. ROTHENBERG          21 years         Chairman of the Board,
 Vice Chairman of the                          Capital Research and Management
 Board                                         Company
-------------------------------------------------------------------------------

                                       6

                                The Growth Fund of America / Summary prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------
 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning (800/421-0180); faxing (317/735-6636) American Funds
Service Company; or accessing our website (americanfunds.com).

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-00862
                                                                          MFGEIP-905-1109P Litho in USA CGD/RRD/8009
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust


[Logo - American Funds/(R)/]                        The right choice for the long term/(R)/

The Growth Fund
of America/(R)/

CLASS         TICKER        R-3.........  RGACX
A...........  AGTHX         R-4.........  RGAEX
R-1.........  RGAAX         R-5.........  RGAFX
R-2.........  RGABX         R-6.........  RGAGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

November 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 1, 2009, ARE
INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the prospectus and in the "Sales charge reductions and waivers"
section on page 56 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.28%  0.28%  0.28%  0.28%  0.28%  0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.24   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.24   0.20   0.45   0.21   0.17   0.12     0.09/*/
-------------------------------------------------------------------------------
 Total annual fund          0.76   1.47   1.48   0.99   0.70   0.40     0.37
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Growth Fund of America / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 A                               $648    $804     $973      $1,463
--------------------------------------------------------------------
 R-1                              150     465      803       1,757
--------------------------------------------------------------------
 R-2                              151     468      808       1,768
--------------------------------------------------------------------
 R-3                              101     315      547       1,213
--------------------------------------------------------------------
 R-4                               72     224      390         871
--------------------------------------------------------------------
 R-5                               41     128      224         505
--------------------------------------------------------------------
 R-6/*/                            38     119      208         468
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 38%
of the average value of its portfolio.

                                       2

                The Growth Fund of America / Summary retirement plan prospectus

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       3

The Growth Fund of America / Summary retirement plan prospectus


Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance.
This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]
1999            45.70
2000             7.49
2001           -12.28
2002           -22.02
2003            32.90
2004            11.95
2005            14.23
2006            10.94
2007            10.95
2008           -39.07
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            25.10%  (quarter ended December 31, 1999)
LOWEST            -23.11%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was 27.05%.

                                       4

                The Growth Fund of America / Summary retirement plan prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                       12/1/73      -42.57%  -2.00%    2.55%      13.03%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                      6/6/02      -39.54%  -1.62%     0.90%
------------------------------------------------------------------
 R-2                     5/21/02      -39.52   -1.60      0.19
------------------------------------------------------------------
 R-3                     5/21/02      -39.23   -1.13      0.64
------------------------------------------------------------------
 R-4                     5/28/02      -39.07   -0.86      1.02
------------------------------------------------------------------
 R-5                     5/15/02      -38.88   -0.56      1.05

 INDEXES                         1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------
 S&P 500/1/                      -36.99%  -2.19%    -1.38%      10.05%

1  Standard & Poor's 500 Composite Index (S&P 500) reflects the market sectors in which the fund primarily invests. See the fund's prospectus for more information on the index listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

                                       5

The Growth Fund of America / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 DONNALISA BARNUM              8 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 GORDON CRAWFORD              18 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JAMES E. DRASDO              24 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 J. BLAIR FRANK                8 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 GREGG E. IRELAND              5 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 MICHAEL T. KERR              11 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 RONALD B. MORROW              5 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 DONALD D. O'NEAL             16 years         Senior Vice President -
 President                                     Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JAMES F. ROTHENBERG          21 years         Chairman of the Board,
 Vice Chairman of the                          Capital Research and Management
 Board                                         Company
-------------------------------------------------------------------------------

                                       6

                The Growth Fund of America / Summary retirement plan prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-00862
                                                                          RPGEIP-905-1109P Litho in USA CGD/RRD/8033
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY


[Logo - American Funds/(R)/]                        The right choice for the long term/(R)/

The Growth Fund
of America/(R)/

CLASS         TICKER        R-3.........  RGACX
A...........  AGTHX         R-4.........  RGAEX
R-1.........  RGAAX         R-5.........  RGAFX
R-2.........  RGABX         R-6.........  RGAGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

November 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 1, 2009, ARE
INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 22 of the prospectus and in the "Sales charge reductions and waivers"
section on page 56 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.28%  0.28%  0.28%  0.28%  0.28%  0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.24   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.24   0.20   0.45   0.21   0.17   0.12     0.09/*/
-------------------------------------------------------------------------------
 Total annual fund          0.76   1.47   1.48   0.99   0.70   0.40     0.37
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Growth Fund of America / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 A                               $648    $804     $973      $1,463
--------------------------------------------------------------------
 R-1                              150     465      803       1,757
--------------------------------------------------------------------
 R-2                              151     468      808       1,768
--------------------------------------------------------------------
 R-3                              101     315      547       1,213
--------------------------------------------------------------------
 R-4                               72     224      390         871
--------------------------------------------------------------------
 R-5                               41     128      224         505
--------------------------------------------------------------------
 R-6/*/                            38     119      208         468
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 38%
of the average value of its portfolio.

                                       2

                The Growth Fund of America / Summary retirement plan prospectus

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the
United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       3

The Growth Fund of America / Summary retirement plan prospectus


Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance.
This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]
1999            45.70
2000             7.49
2001           -12.28
2002           -22.02
2003            32.90
2004            11.95
2005            14.23
2006            10.94
2007            10.95
2008           -39.07
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            25.10%  (quarter ended December 31, 1999)
LOWEST            -23.11%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was 27.05%.

                                       4

                The Growth Fund of America / Summary retirement plan prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                       12/1/73      -42.57%  -2.00%    2.55%      13.03%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                      6/6/02      -39.54%  -1.62%     0.90%
------------------------------------------------------------------
 R-2                     5/21/02      -39.52   -1.60      0.19
------------------------------------------------------------------
 R-3                     5/21/02      -39.23   -1.13      0.64
------------------------------------------------------------------
 R-4                     5/28/02      -39.07   -0.86      1.02
------------------------------------------------------------------
 R-5                     5/15/02      -38.88   -0.56      1.05

 INDEXES                         1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------
 S&P 500/1/                      -36.99%  -2.19%    -1.38%      10.05%

1  Standard & Poor's 500 Composite Index (S&P 500) reflects the market sectors in which the fund primarily invests. See the fund's prospectus for more information on the index listed above.
2  Lifetime results for the index(es) shown are measured from the date Capital
   Research and Management Company became the fund's investment adviser.

                                       5

The Growth Fund of America / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 DONNALISA BARNUM              8 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 GORDON CRAWFORD              18 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JAMES E. DRASDO              24 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 J. BLAIR FRANK                8 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 GREGG E. IRELAND              5 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 MICHAEL T. KERR              11 years         Senior Vice President -
 Senior Vice President                         Capital World Investors
-------------------------------------------------------------------------------
 RONALD B. MORROW              5 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 DONALD D. O'NEAL             16 years         Senior Vice President -
 President                                     Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JAMES F. ROTHENBERG          21 years         Chairman of the Board,
 Vice Chairman of the                          Capital Research and Management
 Board                                         Company
-------------------------------------------------------------------------------

                                       6

                The Growth Fund of America / Summary retirement plan prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-00862
                                                                          RPGEIP-905-1109P Litho in USA CGD/RRD/8033
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust